Summary of Secured / Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the company and other subsidiaries of the Group CNY	Dec. 31, 2013 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2013 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2012 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings with net book value CNY	Dec. 31, 2013 Guaranteed by restricted deposit held by Bank of China Qidong Branch CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 625,365	3,785,772	3,914,682	1,707,132	1,131,390	649,935	1,003,782	634,773	609,690	628,550	195,668	404,305	111,882	562,378	60,969